Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

19.Commitments and Contingencies

Operating Leases

The Company has operating leases for office, laboratory and manufacturing space with remaining terms between four and six years. Leases with initial terms of less than twelve months are not recorded as operating leases. The Company recognizes expenses for leases on a straight-line basis over the lease period and has accrued for lease expense incurred but not yet paid. While certain leases contain renewal options, the Company does not include renewal options in determining the term of the lease, used for calculating the associated lease liabilities, unless it is reasonably certain it will execute the renewal option. None of the Company’s leases include variable payments, residual value guarantees or restrictive covenants.

In June 2019, the Company entered into an operating lease agreement with PureTech for office space located in Boston, Massachusetts. The lease expires in August 2025, with total lease payments of $3.2 million over the term. In December 2019, the Company recognized an operating lease for its agreement with the Town of Calimera for laboratory and manufacturing space located in Calimera, Italy. The lease expires in December 2023, with total lease payments $0.2 million over the term.

As of September 30, 2021, the Company’s operating lease right of use assets was $2.1 million, of which $0.5 million and $1.6 million were short-term and long-term lease liabilities, respectively. As of December 31, 2020, the Company’s operating lease right of use assets was $2.2 million, of which $0.4 million and $1.8 million were short-term and long-term lease liabilities, respectively. Operating lease expense was $0.4 million during both nine months ended September 30, 2021 and 2020, respectively. The remaining noncancelable term of the Company’s operating leases was 3.8 years at September 30, 2021, and the weighted average discount rate was 5.9%.

Future minimum rental payments under the Company’s noncancelable operating leases at September 30, 2021 are as follows (in thousands):

2021 (excluding the nine months ended September 30, 2021)	$134
2022	541
2023	551
2024	528
2025	353
$2,107

Royalty Agreements

Expenses from royalty agreements on net product sales and sublicense income is recognized as a component of selling, general and administrative expense during the period in which the associated revenues are recognized.

PureTech

In December 2009, the Company entered into a royalty and sublicense income agreement with PureTech, a significant stockholder in the Company, whereby the Company is required to pay PureTech a 2.0% royalty on net product sales received as a result of developing products and technology using the intellectual property purchased from One.

One S.r.l

Under the amended and restated master agreement with One, the Company is required to pay a 2.0% royalty on net product sales and €17.5 million (approximately $20.3 million at September 30, 2021) upon the achievement of certain milestones and pay royalties on future sales and/or a percentage of sublicense income. As of September 30, 2021, none of the milestones have been met.

Grant Agreements

The Company has been awarded grants from governmental agencies, which are recognized as income as the qualifying expenses are incurred (see Note 11). The grant agreements contain certain provisions, including, among others, maintaining a physical presence in the region for defined periods. Failure to comply with these covenants would require either a full or partial refund of the grant to the granting authority.

Research and Development Tax Credits

The Company’s wholly owned subsidiary, Gelesis S.r.l., which conducts core research and development activities on behalf of the Company, is eligible to receive a non-income based and non-refundable tax credits for qualified research and development activities. The Company has earned research and development tax credits in Italy for qualifying expenses incurred by performing certain research and development activities. For the nine months ended September 30, 2021 and 2020, less than $0.1 million and $0.4 million, respectively, were recorded in the consolidated statements of operations.

In December 2018, the Italian government passed a new budget law, effective January 1, 2019, that amended the eligibility criteria for recognizing qualifying research and development tax credits (“2019 Budget Law). The 2019 Budget Law requires retroactive application for research and development tax credits earned during the year ended December 31, 2019. Under the 2019 Budget Law, research and development tax credits claimed in prior periods under previous interpretations of the research and development tax credit law may potentially be repaid by the Company. The Company anticipates further interaction with the Italian Finance Ministry and Italian Tax Authority in 2021 to challenge the eligibility criteria and retroactive application of the 2019 Budget Law within our specific business case, however the likelihood that the Company is successful is uncertain.

The Company evaluated the potential loss under ASC 450, Contingencies. The Company concluded that the likelihood of a potential loss arising from this matter is probable.

The Company has recorded $3.1 million and $3.2 million as a component of other long-term liabilities in the accompanying consolidated balance sheets as of September 30, 2021 and December 31, 2020, respectively. The Company does not expect this matter to be resolved within the next operating cycle. In October 2021, the Italian federal tax authority initiated an audit of the research and development tax credits for the calendar years 2017 through 2019. The Company expects that this tax audit will continue into 2022.

19.	Commitments and Contingencies

Operating Leases

The Company has operating leases for office, laboratory and manufacturing space with remaining terms between four and six years. Leases with initial terms of less than twelve months are not recorded as operating leases. The Company recognizes expenses for leases on a straight-line basis over the lease period and has accrued for lease expense incurred but not yet paid. While certain leases contain renewal options, the Company does not include renewal options in determining the term of the lease, used for calculating the associated lease liabilities, unless it is reasonably certain it will execute the renewal option. None of the Company’s leases include variable payments, residual value guarantees or restrictive covenants.

In June 2019, the Company entered into an operating lease agreement with PureTech for office space located in Boston, Massachusetts. The lease expires in August 2025, with total lease payments of $3.2 million over the term. In December 2019, the Company recognized an operating lease for its agreement with the Town of Calimera for laboratory and manufacturing space located in Calimera, Italy. The lease expires in December 2023, with total lease payments $0.2 million over the term.

As of December 31, 2020, the Company’s operating lease right of use assets was $2.2 million, of which $0.4 million and $1.8 million were short-term and long-term lease liabilities, respectively. As of December 31, 2019, the Company’s operating lease right of use assets was $2.6 million, of which $0.4 million and $2.2 million were short-term and long-term lease liabilities, respectively. Operating lease expense was $0.5 million and $0.3 million during the years ended December 31, 2020 and 2019, respectively. The remaining noncancelable term of the Company’s operating leases was 4.6 years at December 31, 2020, and the weighted average discount rate was 5.9%.

Future minimum rental payments under the Company’s noncancelable operating leases at December 31, 2020 are as follows (in thousands):

2021	$534
2022	543
2023	553
2024	529
2025	353
$2,511

Royalty Agreements

Expenses from royalty agreements on net product sales and sublicense income is recognized as a component of selling, general and administrative expense during the period in which the associated revenues are recognized.

PureTech

In December 2009, the Company entered into a royalty and sublicense income agreement with PureTech, a significant stockholder in the Company, whereby the Company is required to pay PureTech a 2.0% royalty on net product sales received as a result of developing products and technology using the intellectual property purchased from One.

One S.r.l

Under the amended and restated master agreement with One, the Company is required to pay a 2.0% royalty on net product sales and €17.5 million (approximately $21.5 million) upon the achievement of certain milestones and pay royalties on future sales and/or a percentage of sublicense income. As of December 31, 2020, none of the milestones have been met.

Grant Agreements

The Company has been awarded grants from governmental agencies, which are recognized as income as the qualifying expenses are incurred (see Note 11). The grant agreements contain certain provisions, including, among others, maintaining a physical presence in the region for defined periods. Failure to comply with these covenants would require either a full or partial refund of the grant to the granting authority.

Research and Development Tax Credits

The Company’s wholly owned subsidiary, Gelesis S.r.l., which conducts core research and development activities on behalf of the Company, is eligible to receive a non-income based and non-refundable tax credits for qualified research and development activities. The Company has earned research and development tax credits in Italy for qualifying expenses incurred by performing certain research and development activities. For the years ended December 31, 2020 and 2019, $0.6 million and $0.4 million, respectively, were recorded as a reduction to research and development expenses in the consolidated statements of operations.

In December 2018, the Italian government passed a new budget law, effective January 1, 2019, that amended the eligibility criteria for recognizing qualifying research and development tax credits (“2019 Budget Law). The 2019 Budget Law requires retroactive application for research and development tax credits earned during the year ended December 31, 2019. Under the 2019 Budget Law, research and development tax credits claimed in prior periods under previous interpretations of the research and development tax credit law may potentially be repaid by the Company. The Company anticipates further interaction with the Italian Finance Ministry and Italian Tax Authority in 2020 to challenge the eligibility criteria and retroactive application of the 2019 Budget Law within our specific business case, however the likelihood that the Company is successful is uncertain.

As the research and development tax credits are accounted for as a component of research and development expense in the consolidated statements of operations, the Company evaluated the potential loss under ASC 450, Contingencies. The Company concluded that the likelihood of a potential loss arising from this matter is probable. Accordingly, the Company recorded a liability for the contingent loss of $2.3 million at December 31, 2018, representing the difference between research and development tax credits eligible under the 2019 Budget Law and research and development tax credits claimed by the Company through December 31, 2018.

The Company claimed an additional $0.6 million of research and development tax credits subject to this contingency during the year ended December 31, 2019 with a corresponding increase recorded to the contingent liability. The Company has recorded $3.2 million and $3.0 million as a component of other long-term liabilities in the accompanying consolidated balance sheets as of December 31, 2020 and 2019, respectively. The Company does not expect this matter to be resolved within the next operating cycle.